Related Parties Balances and Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 17, 2021 CNY (¥)	Sep. 17, 2021 USD ($)	Jul. 19, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2019 CNY (¥)
Related Parties Balances and Transactions (Details) [Line Items]
Due to related party		¥ 1,422	$ 224				¥ 6,990
Due to related parties, current		¥ 4,499	$ 709				1,365
Due from related parties							850
Mr. He [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Equity interest	¥ 21,400
Amount received	15,000
Due to related party						¥ 6,400	¥ 6,400
Mr Bao [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Equity interest	¥ 23,900
Due to related parties, current								¥ 23,000
Borrowed amount				¥ 3,000	$ 500